BANK LOANS	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
BANK LOANS

15.

BANK LOANS

Bank loans consist of the following:

	December 31,
	2014	2013

Short-term bank loans	$11,584,412	$12,957,657

The bank loans as outlined in the following tables are secured by mortgages on the land and buildings, other plant and equipment and personal guarantees of some directors’, related party and third parties. The proceeds of the loans were used to finance the acquisition of property, plant and equipment and working capital of the Company.

The details of the short term bank loans outstanding as of December 31, 2014 are as follows:

Name of bank	Outstanding loan amount	Current annualized interest rate	Nature of loans	Term of loans	Collateral

China CITIC	US$1,611,707	China Central Bank benchmark annual rate of 6.00% plus 30% (equals to 7.80%)	Term loan	April 1, 2014	Related party and third party guarantees
Bank, Dalian	(RMB10,000,000)			to March 31,
Branch (“China				2015
CITIC”)

Shanghai Pudong Development Bank(“SPDB”)	US$2,265,620 (RMB14,057,266)	China Central Bank benchmark half-year rate of 6.00% plus 15% (equals to 6.90%)	Revolving loan	August 28, 2014 to August 28, 2015	Mortgages on land use right, other plant and equipment

Ping An Bank	US$2,417,562	China Central Bank benchmark annual rate of 6.00% plus 30% (equals to 7.80%)	Term loan	August 20, 2014 to August 20, 2015	Related party and third party guarantees
(“PAB”)	(RMB15,000,000)

	US$1,260,256	Annual rate of 8.16%	Export loan	May 15, 2014 to	Related party and third party guarantees
	(RMB7,819,386)			May 14, 2015

Xinhui Bank (“XHB”)	US$805,853 (RMB5,000,000)	China Central Bank benchmark half-year rate of 6.00% plus 30% (equals to 7.80%)	Term loan	November 14, 2014 to October 28, 2015	Nil

Bank of China (“BOC”)	US$3,223,414 (RMB20,000,000)	China Central Bank benchmark half-year rate of 6.00% plus 30% (equals to 7.80%)	Revolving loan	August 11, 2014 to August 10, 2015	Related party and third party guarantees

Total	US$11,584,412

The details of the short term bank loans outstanding as of December 31, 2013 are as follows:

Name of bank	Outstanding loan amount	Current annualized interest rate	Nature of loans	Term of loans	Collateral

China CITIC Bank, Dalian Branch (“China CITIC”)	US$1,651,882 (RMB10,000,000)	China Central Bank benchmark annual rate of 6.00% plus 30% (equals to 7.80%)	Term loan	September 5, 2013 to September 5, 2014	Related party and third party guarantees

Shanghai Pudong Development Bank(“SPDB”)	US$3,048,681 (RMB18,455,800)	China Central Bank benchmark half-year rate of 5.6% plus 30% (equals to 7.28%)	Revolving loan	March 12, 2013 to July 29, 2014	Mortgages on land use right, other plant and equipment

Ping An Bank (“PAB”)	US$2,477,824 (RMB15,000,000)	China Central Bank benchmark annual rate of 6.00% plus 30% (equals to 7.80%)	Term loan	April 9, 2013 to April 9, 2014	Related party and third party guarantees

	US$1,154,000 (RMB6,985,970)	Annual rate of 6.00%	Export loan	May 14, 2013 to May 13, 2014	Related party and third party guarantees

Xinhui bank (“XHB”)	US$825,941 (RMB5,000,000)	Annual rate of 6.75%	Term loan	November 19, 2012 to November 18, 2014	Nil

Bank of China (“BOC”)	US$3,303,764 (RMB20,000,000)	China Central Bank benchmark half-year rate of 6.00% plus 30% (equals to 7.80%)	Revolving loan	August 26, 2013 to August 25, 2014	Related party and third party guarantees

Industrial and Commercial Bank of China Limited (“ICBC”)	US$495,565 (RMB3,000,000)	China Central Bank benchmark half-year rate of 6.00% plus 30% (equals to 7.80%)	Term loan	July 12, 2013 to February 25, 2014	Mortgages on account receivable
Total	US$12,957,657

Interest expenses for the years ended December 31, 2014, 2013 and 2012 amounted to $1,278,301, $1,271,295 and $966,800, respectively.